Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
A
Prospectus [Line Items]
Average Annual Return, Percent	9.92%	11.85%	10.05%
C
Prospectus [Line Items]
Average Annual Return, Percent	14.24%	11.96%	9.59%
R
Prospectus [Line Items]
Average Annual Return, Percent	15.94%	12.79%	10.33%
Z
Prospectus [Line Items]
Average Annual Return, Percent	16.65%	13.45%	11.00%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.06%	11.36%	9.10%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.72%	10.43%	8.56%
R6
Prospectus [Line Items]
Average Annual Return, Percent	16.82%	13.59%	11.13%